Trust specific information (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Physical platinum bullion	$ 5,311,165	$ 4,916,505
Percent value of net assets of the Trust	0.35%
Management fee payable	$ 2,700	100
Threshold percent value of net assets of trust to calculate management fee	0.65%
Capital losses available for tax purposes	$ 1	2
Currency risk [member]
IfrsStatementLineItems [Line Items]
Other assets and accounts payable	$ 234	$ (28)
Concentration Risk [Member]
IfrsStatementLineItems [Line Items]
Physical gold	99.90%	99.60%
Scenario [Member]
IfrsStatementLineItems [Line Items]
Percent change in the exchange rate between the Canadian and U.S. Dollars	1.00%
Scenario [Member] | Other price risk [member]
IfrsStatementLineItems [Line Items]
Percentage increase in market value of gold	1.00%
Increase (decrease) in equity	$ 86,000	$ 65,100
Percentage decrease in market value of gold	1.00%